Related party transactions	12 Months Ended
Dec. 31, 2018
Related party transactions [Abstract]
Related party transactions
21.	Related party transactions

The table below sets forth the related parties and their relationships with the Group:

Related Party	Relationship with the Group
Zhuhai Qianyou	Equity investment of the Group
Chuan Wang	Chairman and director of the Company
Shenglong Zou	Co-founder, director and shareholder of the Group
Millet Technology Co., Ltd. (“Xiaomi Technology”)	Company owned by a shareholder of the Group
Vantage Point Global Limited	Shareholder of the Company
Aiden & Jasmine Limited	Shareholder of the Company
Shenzhen Crystal Technology Co., Ltd	Company owned by a Co-founder and director of the Group
Millet Communication Technology Co., Ltd. (“Millet Communication Technology”)	Company owned by a shareholder of the Group
Beijing Xiaomi Mobile Software Co., Ltd. (“Beijing Xiaomi Mobile Software”)	Company owned by a shareholder of the Group
Beijing Millet Payment Technologies Co., Ltd. (“Beijing Millet Payment Technologies”)	Company owned by a shareholder of the Group
Guangzhou Millet Information Service Co., Ltd. (“Guangzhou Millet”)	Company owned by a shareholder of the Group
Shenzhen Xunyi Network Technology Corp., Ltd. (“Shenzhen Xunyi”)	Company operated by few former core members of Xunlei’s web game business

During the years ended December 31, 2016, 2017 and 2018, significant related party transactions were as follows:

	Years ended December 31,
(In thousands)	2016	2017	2018
Game sharing costs paid and payable to Zhuhai Qianyou	154	84	9
Bandwidth revenue from Xiaomi Technology	316	—	—
Technology service revenue from Xiaomi Technology	1,010	1	—
Bandwidth revenue from Millet Communication Technology	2,483	1,701	—
Bandwidth revenue from Beijing Xiaomi Mobile Software (note a)	—	2,245	4,254
Forum service fees paid and payable to Xiaomi Technology (note b)	—	—	38
Marketing expense to Millet Communication Technology	20	—	—
Advertisement revenue from Guangzhou Millet	—	125	—
Technology service revenue from Beijing Xiaomi Mobile Software (note c)	—	5,803	—
Technology service revenue from Guangzhou Millet (note c)	—	—	3,932
Advertisement revenue from Shenzhen Xunyi (note d)	—	—	493
Bandwidth revenue from Shenzhen Xunyi (note d)	—	—	160
Accrued to Aiden & Jasmine Limited (note e)	54	54	54
Accrued to Vantage Point Global Limited (note e)	146	146	146

Note a:	From 2017, Onething entered into a contract with Beijing Xiaomi Mobile Software for the provision of bandwidth to Beijing Xiaomi Mobile Software at a price benchmarking against market price, based on actual usage.

Note b:	Onething Cloud devices were available for sale on online platform operated by Xiaomi Technology since August 2018. Xiaomi Technology was entitled to receive forum service fees based on a certain percentage of sales on the platform.

Note c:
The Group is entitled to receive a mutually agreed sharing of net advertising revenue covering a period from mid-June 2017 to mid-June 2019, as compensation for technology solution services provided to Beijing Xiaomi Mobile Software and Guangzhou Millet.

Note d:	From 2018, a sales contract was entered into with Shenzhen Xunyi for provision of bandwidth and advertising services at a price benchmarking against market price, based on actual usage.

Note e:
In 2014, the Group repurchased 3,860,733 common shares from Aiden & Jasmine Limited for USD 10,879,000 and 10,334,679 common shares from Vantage Point Global Limited for USD29,121,000. According to the repurchase contract, the Company was entitled to an amount (the “Withheld Price”) to withhold any taxes with respect to this repurchase as required under the applicable laws. If the Sellers (Aiden & Jasmine Limited and Vantage Point Global Limited) have not been specifically required by the applicable governmental or regulatory authority to pay any taxes as required under the applicable laws in connection with the repurchase, after the fifth anniversary of the Closing Date, the Company will pay to the Sellers the Withheld Price with a simple interest thereon at the rate of five percent (5%) per annum (the “repayment price”) from the Closing Date. Therefore, the Withheld Price for Aiden & Jasmine Limited and Vantage Point Global Limited was USD 1,125,000 (including interest of USD 37,000) and USD 3,012,000 (including interest of USD 100,000) respectively. The interest accrued in 2018 was USD 54,000 and 146,000 for Aiden & Jasmine Limited and Vantage Point Global Limited respectively.

As of December 31, 2017 and 2018, the amounts due to / from related parties were as follows:

(In thousands)	December 31, 2017	December 31, 2018
Amounts due to related parties
Accounts payable to Zhuhai Qianyou	10	2
Advances from Guangzhou Millet	—	295
Other payable to Aiden & Jasmine Limited	—	1,343
Other payable to Vantage Point Global Limited	—	3,594
Long-term payable to Aiden & Jasmine Limited	1,289	—
Long-term payable to Vantage Point Global Limited	3,448	—

(In thousands)	December 31, 2017	December 31, 2018
Amounts due from related parties
Accounts receivable from Beijing Xiaomi Mobile Software	6,738	783
Accounts receivable from Beijing Millet Payment Technologies	92	175
Accounts receivable from Guangzhou Millet	136	—
Accounts receivable from Xiaomi Technology	—	143
Other receivable from Xiaomi Technology	—	15
Other receivable from Shenzhen Crystal Technology Co., Ltd.	6	6
Other receivable from Shenglong Zou	9	9
Other receivable from Chuan Wang	5	6